DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
DEFERRED INCOME TAXES [Text Block]
13.	DEFERRED INCOME TAXES

A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2018		2017		2016

Loss for the year	$(1,419)	$	(1,273)	$	(1,896)
Canadian statutory tax rate	27%		26%		26%
Income tax benefit computed at statutory rates	(383)		(331)		(493)
Foreign tax rates different from statutory rates	14		(32)		(2,885)
Other	89		-		157
Rate difference between current and deferred taxes	-		4,317		(285)
Foreign exchange gains or losses	225		(425)		-
Permanent differences	(43)		(33)		(155)
Change in unused tax losses and tax offsets	98		(3,496)		3,661
	$-		$-		$-

The Company recognizes tax benefits on losses or other deductible amounts generated in countries where it is probable the deferred tax assets will be recovered. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2018	2017	2016

Non-capital losses	$9,405	$9,255	$11,225
Capital loss	2,273	2,337	2,102
Tax value over book value of mineral properties	3,335	3,352	5,111
Tax value over book value of equipment	12	12	13
Tax value over book value of investments and share issue costs	43	16	20
Unrecognized deductible temporary differences	$15,068	$14,972	$18,471

The Company’s unused non-capital losses expire as follows:

	Canada	United States
2020 - 2026	$542	$713
2027 - 2037	17,814	19,098
Total	$18,356	$19,811

The Company’s unused capital losses of $16.8 million are available to carry forward indefinitely.